Organization and Business Operations	12 Months Ended
Dec. 31, 2022
Organization and Business Operations [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — ORGANIZATION AND BUSINESS OPERATIONS

CENAQ Energy Corp. (the “Company”) is a newly organized blank check company incorporated as a Delaware corporation on June 24, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On November 10, 2022, the Company filed a definitive proxy statement with the SEC in connection with the Business Combination Agreement (as defined below). The Company completed its initial Business Combination on February 15, 2023.

The Company has one subsidiary, Verde Clean Fuels OpCo, LLC., a direct wholly owned subsidiary of the Company incorporated in the Delaware on July 26, 2022. As of December 31, 2022 the subsidiary had no activity.

As of December 31, 2022, the Company has neither engaged in any operations nor generated any revenues. All activity for the period from June 24, 2020 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (“IPO”), described below, and identifying a target company for a Business Combination, in particular, activities in connection with the potential transaction with Bluescape (see Note 6). The Company did not generate any operating revenues. The Company generated non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is CENAQ Sponsor, LLC, a Delaware limited liability company (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on August 12, 2021 (the “Effective Date”). On August 17, 2021, the Company consummated its IPO of 15,000,000 units (the “Units”). Each Unit consists of one Class A common stock of the Company, par value $0.0001 per share (the “Class A common stock”), and three-quarters of one redeemable warrant of the Company (“Warrant”), each whole Warrant entitling the holder thereof to purchase one Class A common stock for $11.50 per share. The Units were sold at a price of $10.00 per unit, generating gross proceeds to the Company of $150,000,000, which is discussed in Note 3.

Certain qualified institutional buyers or institutional accredited investors which are not affiliated with any member of the Company’s management (the “Anchor Investors”) purchased up to 1,485,000 Units in the IPO at the offering price of $10.00 per Unit, generating gross proceeds to the Company of $14,850,000 included in the gross proceeds from units offered to the public of $150,000,000.

In connection with the closing of the IPO, the Sponsor sold membership interest reflecting an allocation of 75,000 founder shares, or an aggregate of 825,000 founder shares, to each anchor investor at their original purchase price of approximately $0.0058 per share.

The Company estimated the aggregate fair value of these founder shares attributable to anchor investors to be $6,270,000, or $7.60 per share. The Company allocated $6,265,215, the excess of the fair value over the gross proceeds from these anchor investors, among Class A common stock, Public Warrants and Private Placement Warrants (defined below).

Simultaneously with the closing of the IPO, the Company completed the private sale of an aggregate of 6,000,000 warrants (the “Private Placement Warrants”) to the Sponsor and the Underwriters at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6,000,000. The Private Placement Warrants are identical to the Warrants sold in the IPO, except that the Sponsor and the Underwriters agreed not to transfer, assign or sell any of the Private Placement Warrants (except to certain permitted transferees) until 30 days after the completion of the Company’s initial Business Combination.

The underwriters had a 45-day option from the date of the Company’s IPO (August 17, 2021) to purchase up to an additional 2,250,000 Units to cover over-allotments, if any. On August 19, 2021, the underwriters exercised the over-allotment in full, at $10.00 per Unit, generating additional gross proceeds of $22,500,000. Simultaneously with the closing of the over-allotment, the Company consummated the sale of additional 450,000 Private Placement Warrants to the Sponsor, and additional 225,000 Private Placement Warrants to the Underwriters, at $1.00 per warrant, generating gross proceeds to the Company of $675,000.

Transaction costs of the IPO and the over-allotment amounted to $17,771,253 consisting of $3,450,000 of underwriting discount, $6,037,500 of deferred underwriting discount, an excess of fair value of the founder shares acquired by the Anchor Investors of $6,265,215, fair value of the 189,750 representative shares of $1,442,100 and $576,438 of other cash offering costs were charged to additional paid in capital.

Following the closing of the IPO on August 17, 2021 and over-allotment on August 19, 2021, $174,225,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the IPO, and a portion of the proceeds from the sale of the Private Placement Warrants, was deposited in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and were only invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay franchise and income tax obligations as well as expenses relating to the administration of the Trust Account, the proceeds from the IPO and the sale of the Private Placement Warrants were not released from the Trust Account until the completion of initial Business Combination. The period of time for the Company to complete a business combination under its amended and restated certificate of incorporation was extended for a period of 3 months from August 17, 2022 to November 16, 2022 based upon the filing of a proxy statement for an initial business combination on August 12, 2022. On November 15, 2022, the Company’s board of directors elected to extend the date by which the Company has to consummate a business combination from November 16, 2022 to February 16, 2023, as permitted under the Company’s third amended and restated certificate of incorporation. The Extension was the second of two three-month extensions permitted under the Charter. In connection with the Extension, the Sponsor deposited $1,725,000, representing 1% of the gross proceeds of the IPO, into the Trust Account for its public stockholders. The proceeds deposited in the Trust Account could have become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders, according to the investment management trust agreement.

The Company was required to complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. The Company was also required to only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for the post-transaction company not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”). Both requirements were satisfied by the Company’s initial Business Combination completed on February 15, 2023.

The Company provided its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination in connection with a stockholder meeting called to approve the Business Combination. The stockholders were be entitled to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes as well as expenses relating to the administration of the Trust Account, divided by the number of then outstanding public shares, subject to the limitations described herein. The per-share amount the Company distributed to investors who properly redeemed their shares was not be reduced by the deferred underwriting commissions the Company paid to the underwriters.

The shares of common stock subject to redemption is recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company proceeded with a Business Combination whereby the Company has net tangible assets of at least $5,000,001 upon consummation and a majority of the issued and outstanding shares voted were voted in favor of the Business Combination.

The Company had until August 17, 2022, 12 months from the closing of the IPO, to complete the initial Business Combination (the “Combination Period”). The Company had the ability to extend the Combination Period two times by an additional three months each time (for a total of up to 18 months to complete a Business Combination); provided that the Sponsor (or its designees) were required to deposit into the trust account funds equal to one percent (1%) of the gross proceeds of the offering (including such proceeds from the exercise of the underwriters’ over-allotment option, if exercised) for each 3-month extension of the time period to complete the initial Business Combination, in exchange for a non-interest bearing, unsecured promissory note. However, if the Company filed a proxy statement, registration statement or similar filing for an initial business combination within the initial 12-month period, it was allowed to extend the period of time to consummate a business combination by three months (or up to 15 months to complete a business combination) without depositing the Additional Funds. The period of time for the Company to complete a business combination under its amended and restated certificate of incorporation is extended for a period of 3 months from August 17, 2022 to November 16, 2022 based upon the filing of a proxy statement for an initial business combination on August 12, 2022. On November 15, 2022, the Company’s board of directors elected to extend the date by which the Company has to consummate a business combination from November 16, 2022 to February 16, 2023, as permitted under the Company’s third amended and restated certificate of incorporation. The Extension was the second of two three-month extensions permitted under the Charter. In connection with the Extension, the Sponsor has deposited $1,725,000, representing 1% of the gross proceeds of the IPO, into the Trust Account for its public stockholders. The Company completed its initial Business Combination on February 15, 2023.

If the Company were unable to complete the initial Business Combination within the Combination Period, by February 16, 2023, the Company would have (i) ceased all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeemed the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes as well as expenses relating to the administration of the Trust Account (less up to $100,000 of interest released to the Company to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption would completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors, as well as the Anchor Investors, agreed to (i) waive their redemption rights with respect to any Founder Shares held by them in connection with the completion of the initial Business Combination, (ii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company were to fail to complete the initial Business Combination within the Combination Period, by February 16, 2023, and (iii) vote any Founder Shares held by them and any public shares purchased during or after the IPO in favor of the initial Business Combination.

The Anchor Investors were not required to vote any of their public shares (as opposed to their Founder Shares) in favor of the Company’s initial business combination or for or against any other matter presented for a stockholder vote.

The Sponsor agreed that it would be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent auditors) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.10 per public share and (ii) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, due to reductions in value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes as well as expenses relating to the administration of the Trust Account, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor was not be responsible to the extent of any liability for such third-party claims. The Company sought to reduce the possibility that the Sponsor might have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of this financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Going Concern

As of December 31, 2022, the Company had $127,965 in its operating bank account, and a working capital deficit of $7,072,012.

Until the consummation of a Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination.

In order to finance transaction costs in connection with the Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors committed to provide the Company with Working Capital Loans up to $1,500,000, as defined later (see Note 5). This commitment extended through February 16, 2023 and there were no amounts outstanding under any Working Capital Loans.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company completed its initial business combination on February 15, 2023. The Company’s future liquidity requirements are satisfied by the net $37,329,178 of cash proceeds received in connection with the Closing.